Business Combinations (Acquisition Completed in 2011) (Narrative) (Details)	12 Months Ended					1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Apr. 30, 2011 A Game Operating Company [Member] CNY	Apr. 30, 2011 A Game Operating Company [Member] USD ($)
Business Acquisition [Line Items]
Percentage of equity interest acquired							51.85%
Total consideration						18,900,000	$ 3,000,000
Cost of acquired entity, liabilities incurred						10,400,000
Acquired intangible asset, amount						25,700,000
Weighted average amortization period for identifiable intangible assets acquired						4 years 4 months 24 days
Goodwill associated with acquisition, amount	49,504,000	299,682,000	329,217,000	492,116,000	486,907,000	5,200,000
Redeemable non-controlling interests redemption value accretion	0	0	0	558,000		600,000
Redeemable non-controlling interests redemption value	$ 2,308,000	13,971,000	13,971,000			14,000,000